UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th Street, Suite 201, Austin, TX 78705
(Address of principal executive offices) (Zip code)

William P. Prather III PMF TEI Fund, L.P. 712 W. 34th Street, Suite 201 Austin, TX 78705 (Name and address of agent for service)	With a copy to: George J. Zornada K & L Gates LLP 1 Congress Street, Suite 2900 Boston, MA 02114 (617) 261-3231

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 3/31/25

Date of reporting period: 9/30/24

Item 1.       Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Semi-Annual Report

September 30, 2024
(Unaudited)

PMF TEI FUND, L.P.
(A Limited Partnership)
Statement of Assets, Liabilities and Partners’ Capital
September 30, 2024
(Unaudited)

Assets
Investment in the Offshore TEI Fund, at fair value	$8,496,866
Receivable from the Offshore TEI Fund	19,405,799
Total assets	27,902,665
Liabilities and Partners’ Capital
Withdrawals payable	19,405,799
Accounts payable and accrued expenses	115,483
Administration fees payable	4,875
Total liabilities	19,526,157
Partners’ capital	8,376,508
Total liabilities and partners’ capital	$27,902,665

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)
Statement of Operations
Six Months Ended September 30, 2024
(Unaudited)

Net investment loss allocated from the Offshore TEI Fund:
Interest income	$434,421
Dividend income (net of foreign tax withholding)	163,979
Expenses	(1,158,529)
Net investment loss allocated from the Offshore TEI Fund	(560,129)
Expenses of the TEI Fund:
Professional fees	64,601
Administration fees	9,750
Other expenses	118,432
Total expenses of the TEI Fund	192,783
Net investment loss of the TEI Fund	(752,912)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain (loss) from investments	(32,216,687)
Change in unrealized appreciation/depreciation from investments	11,085,992
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund	(21,130,695)
Net decrease in partners’ capital resulting from operations	$(21,883,607)

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)
Statements of Changes in Partners’ Capital
Year Ended March 31, 2024, and Six Months Ended September 30, 2024
(Unaudited)

Partners’ capital at March 31, 2023	$75,614,688

Withdrawals	(15,138,375)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,700,806)
Net realized loss from investments	(5,341,689)
Change in unrealized appreciation/depreciation from investments	2,972,849
Net decrease in partners’ capital resulting from operations	(4,069,646)
Partners’ capital at March 31, 2024	$56,406,667
Withdrawals	(26,146,552)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(752,912)
Net realized loss from investments	(32,216,687)
Change in unrealized appreciation/depreciation from investments	11,085,992
Net decrease in partners’ capital resulting from operations	(21,883,607)
Partners’ capital at September 30, 2024	$8,376,508

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)
Statement of Cash Flows
Six Months Ended September 30, 2024
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(21,883,607)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized (gain) loss from investments allocated from the Offshore TEI Fund	21,130,695
Net investment (income) loss allocated from the Offshore TEI Fund	560,129
Withdrawals from the Offshore TEI Fund	26,422,824
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	(15,813,931)
Servicing Fees payable	(41,712)
Administration fees payable	4,875
Accounts payable and accrued expenses	(46,652)
Net cash provided by operating activities	10,332,621
Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(10,332,621)
Net cash used in financing activities	(10,332,621)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements
September 30, 2024
(Unaudited)

(1)   ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of investments in a wide range of investment vehicles (“Investment Funds”) and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by each of the TEI Fund and the Offshore Fund on September 30, 2024, was 29.75%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

The Fund’s limited partnership agreement requires that the Master Fund be dissolved promptly upon the occurrence of the ten-year anniversary of its creation. Accordingly, following the occurrence of this anniversary, the Master Fund entered active liquidation on April 1, 2024.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)   BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

(b)   CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)   INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)   INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Offshore Fund are recorded at fair value based on the TEI Fund’s proportional share of the Offshore Fund’s net assets. The Offshore Fund’s Investments in the Master Fund are recorded at fair value based on the Offshore Fund’s proportional share of the Master Fund’s partners’ capital.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)   INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f)    FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)   INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2024, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)   USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(3)   FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)   PARTNERS’ CAPITAL ACCOUNTS

(a)   ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b)   ALLOCATION OF PROFITS AND LOSSES

For each fiscal period net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)   REPURCHASE OF INTERESTS

A partner will not have the right to require the TEI Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary. Total distributions during the year ended March 31, 2024, were $15,138,962 and total distributions of $26,147,404 were made during the six months ended September 30, 2024, of which $19,405,799 was outstanding as a payable at September 30, 2024.

(5)   INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2024, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(6)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

(7)   ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the TEI Fund pays the Administrator a monthly administration fee based on a fixed annual rate. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six-months ended September 30, 2024, was $9,750, of which $4,875 was outstanding as a payable at September 30, 2024.

(8)   RELATED PARTY TRANSACTIONS

(a)   INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund previously paid the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024. The Adviser no longer receives the Investment Management Fee, effective March 31, 2024.

(b)   SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser previously received a servicing fee (the “Servicing Fee”) equal to 0.40% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, until the period ending March 31, 2024. The Adviser no longer receives a Servicing Fee, effective March 31, 2024.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

(c)   LIQUIDATION ADMINISTRATION AGREEMENT

Effective July 17, 2023, the Adviser was appointed by the Board to serve as Liquidation Administration Agent (the “Agent), to foster the prompt liquidation of the business and administrative affairs of the Master Fund. In consideration for these services, the Master Fund will pay the Adviser a liquidating agent service fee (the “Liquidating Agent Service Fee”) that will be paid in four equal installments over the course of the liquidation process.

The TEI Fund’s partners bear an indirect portion of the Liquidating Agent Service Fee paid by the Master Fund. The Liquidating Agent Service Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fee reduces the capital accounts of the Master Fund’s partners.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(9)   FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net investment loss to average partners’ capital(1)	(4.48)%	(2.60)%	(1.45)%	(1.83)%	(0.94)%	(2.62)%	(1.60)%
Expenses to average partners’ capital(1)	8.04%	2.73%	2.27%	1.83%	1.33%	2.98%	2.41%
Portfolio turnover(2)	0.12%	0.65%	1.06%	0.96%	18.69%	3.04%	2.00%
Internal rate of return since inception(3)	(2.80)%	(0.58)%	(0.24)%	0.44%	0.40%	(0.43)%	(1.77)%
Total return(4)	(41.12)%	(6.25)%	(15.38)%	(3.37)%	11.56%	16.29%	4.30%
Partners’ capital, end of period (000’s)	$8,377	$56,407	$75,615	$115,233	$119,250	$153,300	$146,406

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

____________

*       The PMF TEI Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.

(1)    Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund. Ratios are annualized for periods less than 12 months.

(2)    The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

(3)    The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of September 30, 2024 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014, tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 1.08%. The IRR reported for the Master Fund is 2.25%.

(4)    The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

(10) INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(a)   HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the net asset value (the “NAV”) of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)   FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(c)   NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns. Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(d)   INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(e)   FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)    CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)   CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in

PMF TEI FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)   ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(11) STATUS OF LIQUIDATION AND SUBSEQUENT EVENTS

As of April 1, 2024, the Fund entered active liquidation, as required by its governing documents. Since the commencement of liquidation, the Liquidation Agent has executed multiple Purchase and Sale Agreements (“PSAs”) with qualified buyers to sell assets representing approximately 87% of the September 30, 2023, NAV (“Record Date NAV”). PSAs executed to date have resulted in an aggregate selling price of $105.6 million, reflecting a weighted average discount of 48% of the Record date fair value of Investment Funds sold. Certain of the PSAs were executed subsequent to September 30, 2024, but before the date the accompanying financial statements were released. Management of the Fund evaluated this as a subsequent event and, in accordance with the Fund’s valuation policy, adjusted the fair value of the Investment Funds subject to the PSAs as of September 30, 2024, to reflect the selling prices established in these agreements. Management assessed the need for additional disclosures or adjustments related to any other subsequent events up to the issuance date of the financial statements in accordance with ASC 855 and concluded that no additional adjustments nor disclosures were necessary as of September 30, 2024.

PMF TEI FUND, L.P.
(A Limited Partnership)
Supplemental Information
September 30, 2024
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”), an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2024.

Asset Class(1)	Fair Value	%
Energy	$3,584,281	27.64
Event-Driven	860,022	6.63
Private Equity	8,369,983	64.53
Real Estate	11,800	0.09
Relative Value	143,808	1.11
Total Investments	$12,969,984	100.00

____________

(1)    The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The TEI Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The TEI Fund’s Form N-PORTs are available on the SEC’s website at http://www.sec.gov.

PMF TEI FUND, L.P.
(A Limited Partnership)
Supplemental Information, continued
September 30, 2024
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.
(A Limited Partnership)
Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS (“CCP”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social security number

•   Income

•   Assets

•   Account balances

•   Wire transfer instructions

•   Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call CCP at (512) 660-5146

PMF TEI FUND, L.P.
(A Limited Partnership)
Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?	This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.
• The Endowment PMF Master Fund, L.P.
• The PMF Fund, L.P.
• PMF TEI Fund, L.P.
• PMF Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Master Fund, L.P.
• Cypress Creek Private Strategies Registered Fund, L.P.
• Cypress Creek Private Strategies TEI Fund, L.P.
• Cypress Creek Private Strategies Institutional Fund, L.P.
• Cypress Creek Private Strategies Domestic Fund, L.P.
• Cypress Creek Private Strategies Domestic QP Fund, L.P.
• Cypress Creek Private Strategies Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Onshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Blocker Fund, LLC
• CCP Coastal Redwood Fund, L.P.
• CCP Sierra Redwood Fund, L.P.
• Marinas I SPV LLC
• CCP GP Fund LLC
• CCP Trinity Aquifer, LLC – Hive I
• CCP Trinity Aquifer, LLC – Nickel I
• CCP Dawn Redwood Fund, L.P.
What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?	We collect your personal information, for example, when you
• Open an account
• Enter into an investment advisory contract
• Seek financial advice
• Make deposits or withdrawals from your account
• Provide account information
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

PMF TEI FUND, L.P.
(A Limited Partnership)
Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • CCP does not jointly market.
Other important information
n/a

The Endowment PMF Master Fund, L.P.

Semi-Annual Report

September 30, 2024

(Unaudited)

Cypress Creek
PARTNERS

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Statement of Assets, Liabilities and Partners’ Capital
September 30, 2024
(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $47,556,022)	$10,226,787
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (Cost $21,903,750)	2,743,107
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (Cost $33,346,199)	—
Total investments (Cost $102,805,971)	12,969,894
Cash and cash equivalents	78,092,980
Receivable from investments sold	6,168,141
Prepaid liquidation fees (see note 8)	666,250
Prepaids and other assets	359,654
Total assets	98,256,919
Liabilities and Partners’ Capital
Withdrawals payable	68,100,000
Administration fees payable	39,089
Accounts payable and accrued expenses	26,184
Total liabilities	68,165,273
Commitments and contingencies (see note 3)
Partners’ capital	30,091,646
Total liabilities and partners’ capital	$98,256,919

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2024
(Unaudited)

	Initial Investment Date(1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.30% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.(3)	2009		$9,758,274	$67,905
Sentient Global Resources Fund IV, L.P.(2)(3)	2011		8,579,690	322,703
Private Equity (18.15% of Partners’ Capital)
Trustbridge Partners IV, L.P.(2)	2011		—	5,461,102
Total Cayman Islands			18,337,964	5,851,710
United Kingdom
Real Estate (0.01% of Partners’ Capital)
Patron Capital, L.P. II	2005		674,772	2,109
Total United Kingdom			674,772	2,109
United States
Energy (10.61% of Partners’ Capital)
NGP Energy Technology Partners II, L.P.	2008		2,475,703	159,489
NGP IX Offshore Fund, L.P.	2007		4,181,800	41,077
NGP Midstream & Resources, L.P.(2)	2007		5,414,998	250,000
Quantum Parallel Partners V, LP(4)	2008		15,291,693	2,621,410
TPF II-A, L.P.(4)	2008		6,612,057	121,697
Event-Driven (2.86% of Partners’ Capital)
BDCM Partners I, L.P.(5)	2019		7,437,015	859,746
Fortelus Special Situations Fund Ltd.(5)	2019		—	276
Private Equity (9.67% of Partners’ Capital)
Garrison Opportunity Fund II A LLC	2010		—	7,936
Middle East North Africa Opportunities Fund, L.P.(5)	2019	3,969	3,969,272	36,724
Pinto America Growth Fund, L.P.	2005		—	27,952
Sterling Capital Partners II, L.P.	2005		1,028,608	40,879
The Column Group, LP	2007		30,741	2,795,390

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments, continued
September 30, 2024
(Unaudited)

	Initial Investment Date(1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds (continued)
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (0.03% of Partners’ Capital)
Lone Star Real Estate Fund II (U.S.), L.P.	2009		$—	$9,691
SBC US Fund II, LP	2011		3,995,133	—
Relative Value (0.48% of Partners’ Capital)
King Street Capital, L.P.(5)	2019		10,016	143,808
PIPE Equity Partners, LLC(3)(5)(6)	2003		17,723,154	—
PIPE Select Fund, LLC(3)(5)(6)	2009		15,623,045	—
Total United States			83,793,235	7,116,075
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			102,805,971	12,969,894	43.11%
Total Investments in Investment Funds(7)			102,805,971	12,969,894	43.11%
Total Investments			$102,805,971	$12,969,894	43.11%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2024 were $10,318,804. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

____________

(1)      All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on September 30, 2014.

(2)      Income producing investment.

(3)      Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2024. The total of all such investments represents 1.30% of partners’ capital.

(4)      Affiliated investments for which ownership exceeds 5% of the Investment Fund’s capital (see note 5b).

(5)      Investment Funds classified as “Hedge Funds” in the Master Fund’s limited partnership agreement. The cost and fair value of these Investment Funds as of September 30, 2024 was $44,762,502 and $1,040,554, respectively.

(6)      Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (see note 5b).

(7)      Restricted investments as to resale.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Statement of Operations
Six Months Ended September 30, 2024
(Unaudited)

Investment income:
Interest income	$1,497,337
Dividend income (net of foreign tax withholding)	564,429
Total investment income	2,061,766
Expenses:
Liquidation fees	1,610,655
Legal fees	280,172
Professional fees	119,805
Directors fees	91,693
Administration fees	78,603
Consulting fees	53,743
Custodian fees	10,854
Other expenses	112,830
Total expenses	2,358,355
Net investment loss	(296,589)

Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	(111,352,574)
Net realized gain (loss)	(111,352,574)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	38,621,508
Change in unrealized appreciation/depreciation from affiliated Investment Funds	1,767
Change in unrealized appreciation/depreciation	38,623,275
Net realized and unrealized gain (loss)	(72,729,299)
Net decrease in partners’ capital resulting from operations	$(73,025,888)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Statements of Changes in Partners’ Capital
Year Ended March 31, 2024 and Six Months Ended September 30, 2024 (Unaudited)

Partners’ capital at March 31, 2023	$260,012,799
Contributions	7,217
Withdrawals	(53,264,835)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(3,164,475)
Net realized loss from investments and foreign currency translations	(5,360,232)
Net realized loss from affiliated Investment Funds	(12,940,109)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	27,440,914
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(17,289,529)
Net decrease in partners’ capital resulting from operations	(11,313,431)
Partners’ capital at March 31, 2024	$195,441,750
Withdrawals	(92,324,216)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(296,589)
Net realized loss from investments and foreign currency translations	(111,352,574)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	38,621,508
Change in unrealized appreciation/depreciation from affiliated Investment Funds	1,767
Net decrease in partners’ capital resulting from operations	(73,025,888)
Partners’ capital at September 30, 2024	$30,091,646

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Statement of Cash Flows
Six Months Ended September 30, 2024
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(73,025,888)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(116,932)
Proceeds from disposition of investments	97,266,340
Proceeds from return of capital of investments	554,156
Net realized (gain) loss from investments and foreign currency translations	111,352,574
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(38,621,508)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(1,767)
Change in operating assets and liabilities:
Receivable from investments sold	(5,764,959)
Prepaids and other assets	(257,933)
Investment Management Fees payable	(140,690)
Administration fees payable	(522)
Accounts payable and accrued expenses	(248,956)
Net cash provided by operating activities	90,993,915

Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(36,624,216)
Net cash used in financing activities	(36,624,216)

Net change in cash and cash equivalents	54,369,699
Cash and cash equivalents at beginning of period	23,723,281
Cash and cash equivalents at end of period	$78,092,980

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements
September 30, 2024
(Unaudited)

(1)   ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014, the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Cypress Creek Private Strategies Master Fund, L.P. (formerly Salient Private Access Master Fund, L.P., which was formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund will hold to self-liquidation private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

The Master Fund’s limited partnership agreement requires that the Master Fund be dissolved promptly upon the occurrence of the ten-year anniversary of its creation. Accordingly, following the occurrence of this anniversary, the Master Fund entered active liquidation on April 1, 2024.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)   BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)   CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)   INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment Fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)   INVESTMENT VALUATION

The valuation of the Master Fund’s Investment Funds are determined as of the close of business at the end of each reporting period, generally quarterly. The valuation of the Master Fund’s Investment Funds is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”). Select Investment Funds are fair valued in good faith by the Advisor as noted in the schedule of investments.

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the Advisers Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2024.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

Investments held by the Master Fund are valued as follows:

•        INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•        SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•        OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

•        SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)   FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)    CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2024, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)   INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)   FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(i)    INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds. For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the six months ended September 30, 2024, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)    USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)   FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

•        Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•        Level 2—investments with other significant observable inputs

•        Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board has authorized the Adviser to oversee the implementation of the Board-approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various members of the Adviser’s team. The Adviser Valuation Committee generally meets on a monthly basis to determine the valuations of the Master Fund’s investments. The valuations are supported by methodologies adopted by the Adviser and documented in the Adviser’s Valuation Policy.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2024, and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$390,608	$3,193,673	$3,584,281
Event-Driven	—	—	—	860,022	860,022
Private Equity	—	—	—	8,369,983	8,369,983
Real Estate	—	—	—	11,800	11,800
Relative Value	—	—	—	143,808	143,808
Total	$—	$—	$390,608	$12,579,286	$12,969,894

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance March 31, 2024	Transfers into Level 3	Transfers out of Level 3		Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Purchases	Sales	Balance as of September 30, 2024
Investment Funds	71,551,243	—		(—)	(12,880,057)	(46,406,784)	56,992	(11,930,786)	390,608
	$71,551,243	$—	$	(—)	$(12,880,057)	$(46,406,784)	$56,992	$(11,930,786)	$390,608

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

The Master Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Master Fund, which include third-party secondary market transactions in close proximity to the Master Fund’s fiscal year-end or values derived from an analysis of the financial statements of the underlying Investment Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment. The Master Fund’s policy is to use the NAV as the practical expedient except when it is probable that the Master Fund will sell the investment for an amount different from the net asset value per share. The Master Fund’s policy is to consider the sale of an investment to be probable only upon the execution of a purchase and sales agreement with a qualified buyer. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2024, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$ 3,584	$ 9,581	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	860	N/A	N/A	Quarterly	45-90	Up to 5 years; potential early withdrawal fee; potential fund-/ investor-level gate; potential illiquid side pocket(s)
Private Equity(c)	Investments in nonpublic companies.	8,370	553	Up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

continued
Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Real Estate(d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	12	185	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value(e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	144	N/A	N/A	Quarterly	30-120	Up to 5 years; potential early withdrawal fee; potential fund-/ investor-level gate; potential illiquid side pocket(s)
		$12,970	$10,319

____________

*       The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)     This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)    This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)     This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)    This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)     This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Master Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as September 30, 2024:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
The Column Group	9.29%	The Column Group, LP is a private equity fund that invests in early-stage private drug discovery companies.	No	N/A	N/A
Quantum Parallel Partners V, LP	8.71%

Quantum Parallel Partners V, LP is a private equity fund that invests in companies in the energy industry, including but not limited to, investments in companies involved with oil, natural gas, midstream, oil field services, coal, power and renewable/alternative energy

			No	N/A	N/A
Trustbridge Partners IV, L.P.	18.15%	Trustbridge Partners IV, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)   PARTNERS’ CAPITAL ACCOUNTS

(a)   ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)   ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally quarterly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(c)   REPURCHASE OF INTERESTS

A partner will not have the right to require the Master Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions on a pro rata basis to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary. Total distributions during the year ended March 31, 2024, were $52,100,000, and total distributions of $91,500,000 were made during the six months ended September 30, 2024, of which $68,100,000 was outstanding as a payable at September 30, 2024.

(5)   INVESTMENTS IN PORTFOLIO SECURITIES

(a)   INVESTMENT ACTIVITY

As of September 30, 2024, the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $116,932 and $97,266,340, respectively.

The cost of the Master Fund’s underlying investments for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099, or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2024, was $102,805,971, resulting in accumulated net unrealized depreciation of ($89,836,077), consisting of $8,405,398 in gross unrealized appreciation and ($98,241,475) in gross unrealized depreciation.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(b)   AFFILIATED INVESTMENT FUNDS

At September 30, 2024, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total partners’ capital. A listing of these affiliated Investment Funds, including activity for the period ended September 30, 2024, is shown below:

Affiliated Investment Funds	Beginning Fair Value 3/31/24	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 9/30/24	Dividend Income
Ownership exceeds 5% of the Investment Fund’s Capital:
Quantum Parallel Partners V, LP	$2,617,892	$—	$—	$—	$3,518	$2,621,410	$—
TPF II-A, L.P.	123,448	—	—	—	(1,751)	121,697	—
Total	2,741,340	—	—	—	1,767	2,743,107	—
Ownership exceeds 25% of the Investment Fund’s Capital:
PIPE Equity Partners, LLC	—	—	—	—	—	—	—
PIPE Select Fund, LLC	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—
Total Affiliated Investment Funds	$2,741,340	$—	$—	$—	$1,767	$2,743,107	$—

____________

*       Sales include return of capital.

**     Voting rights have been waived for this investment.

(6)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)   ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $100 million, 5 basis points on partners’ capital on the next 100 million, 4 basis points on the next 100 million, and 3 basis points on partners’ capital over 300 million. The administration fee is subject to an annual minimum fee of $125,000. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended September 30, 2024, was $78,603, of which $39,089 was outstanding as a payable at September 30, 2024.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(8)   RELATED PARTY TRANSACTIONS

(a)   INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund previously paid the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024. The Adviser no longer receives the Investment Management Fee, effective March 31, 2024.

(b)   EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation, liquidation agent fees, and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense.

Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended September 30, 2024, no such expense waiver or recoupment has been incurred by the Master Fund.

(c)   LIQUIDATION ADMINISTRATION AGREEMENT

Effective July 17, 2023, the Adviser was appointed by the Board to serve as Liquidation Administration Agent (the “Agent), to foster the prompt liquidation of the business and administrative affairs of the Master Fund. In consideration for these services, the Master Fund will pay the Adviser a liquidating agent service fee (the “Liquidating Agent Service Fee”) that will be paid in four installments over the course of the liquidation process.

The Master Fund’s partners bear an indirect portion of the Liquidating Agent Service Fee paid by the Master Fund. The Liquidating Agent Service Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended September 30, 2024, $1,610,655 was paid for the Liquidating Agent Service Fee, of which $666,250 was remaining as a prepaid asset at September 30, 2024.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

(9)   FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2024 (Unadited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net investment income (loss) to average partners’ capital(1)	(0.51)%	(1.40)%	0.05%	(0.73)%	(0.32)%	(0.26)%	0.20%
Expenses to average partners’ capital(1),(2)	4.03%	2.02%	0.77%	0.86%	0.71%	0.61%	0.60%
Portfolio turnover	0.12%	0.65%	1.06%	0.96%	18.69%	3.04%	2.00%
Internal rate of return since inception(3)	2.25%	4.03%	4.44%	5.20%	5.21%	4.67%	3.59%
Total return(4)	(39.54)%	(5.13)%	(14.10)%	(3.11)%	11.89%	19.06%	6.10%
Partners’ capital, end of period (000’s)	$30,092	$195,442	$260,013	$392,141	$405,079	$521,696	$490,231

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

____________

*       The Master Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.

(1)    Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios are annualized for periods less than 12 months.

(2)    Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.

(3)    The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of September 30, 2024 (the residual value).

(4)    The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

(10) INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)   HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the NAV of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)   NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(c)   INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(d)   FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Master Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(e)   FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)    CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)   CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Notes to Financial Statements, continued
September 30, 2024
(Unaudited)

to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)   ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(11) STATUS OF LIQUIDATION AND SUBSEQUENT EVENTS

As of April 1, 2024, the Fund entered active liquidation, as required by its governing documents. Since the commencement of liquidation, the Liquidation Agent has executed multiple Purchase and Sale Agreements (“PSAs”) with qualified buyers to sell assets representing approximately 87% of the September 30, 2023, NAV (“Record Date NAV”). PSAs executed to date have resulted in an aggregate selling price of $105.6 million, reflecting a weighted average discount of 48% of the Record date fair value of Investment Funds sold. Certain of the PSAs were executed subsequent to September 30, 2024, but before the date the accompanying financial statements were released. Management of the Fund evaluated this as a subsequent event and, in accordance with the Fund’s valuation policy, adjusted the fair value of the Investment Funds subject to the PSAs as of September 30, 2024, to reflect the selling prices established in these agreements. Management assessed the need for additional disclosures or adjustments related to any other subsequent events up to the issuance date of the financial statements in accordance with ASC 855 and concluded that no additional adjustments nor disclosures were necessary as of September 30, 2024.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Supplemental Information
September 30, 2024
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”), an annual retainer of $35,000 paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2024.

Asset Class(1)	Fair Value	%
Energy	$3,584,281	27.64
Event-Driven	860,022	6.63
Private Equity	8,369,983	64.53
Real Estate	11,800	0.09
Relative Value	143,808	1.11
Total Investments	$12,969,894	100.00

____________

(1)    The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORTs are available on the SEC’s website at http://www.sec.gov.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Supplemental Information, continued
September 30, 2024
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social security number

•   Income

•   Assets

•   Account balances

•   Wire transfer instructions

•   Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call CCP at (512) 660-5146

____________

1        Endowment Advisers, L.P., d/b/a Cypress Creek Partners

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?	This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.
• The Endowment PMF Master Fund, L.P.
• The PMF Fund, L.P.
• PMF TEI Fund, L.P.
• PMF Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Master Fund, L.P.
• Cypress Creek Private Strategies Registered Fund, L.P.
• Cypress Creek Private Strategies TEI Fund, L.P.
• Cypress Creek Private Strategies Institutional Fund, L.P.
• Cypress Creek Private Strategies Domestic Fund, L.P.
• Cypress Creek Private Strategies Domestic QP Fund, L.P.
• Cypress Creek Private Strategies Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Onshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Blocker Fund, LLC
• CCP Coastal Redwood Fund, L.P.
• CCP Sierra Redwood Fund, L.P.
• Marinas I SPV LLC
• CCP GP Fund LLC
• CCP Trinity Aquifer, LLC – Hive I
• CCP Trinity Aquifer, LLC – Nickel I
• CCP Dawn Redwood Fund, L.P.
What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?	We collect your personal information, for example, when you
• Open an account
• Enter into an investment advisory contract
• Seek financial advice
• Make deposits or withdrawals from your account
• Provide account information
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • CCP does not jointly market.
Other important information
n/a

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Investment Adviser

Endowment Advisers, L.P., d/b/a Cypress Creek Partners

Administrator and Transfer Agent

UMB Fund Services, Inc.

Custodian

UMB Bank, N.A.

Independent Registered Public Accounting Firm

RSM US LLP

Legal Counsel

K&L Gates LLP

Item 1.       Reports to Stockholders Continued.

(b) Not applicable.

Item 2.       Code of Ethics.

Not applicable.

Item 3.       Audit Committee Financial Expert.

Not applicable.

Item 4.       Principal Accountant Fees and Services.

Not applicable.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.     Renumeration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16.     Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF TEI Fund, L.P.
By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer
Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer
Date:	December 6, 2024
By (Signature and Title)	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr.
Principal Financial Officer
Date:	December 6, 2024